Software Development Costs, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Software Development Costs Net [Abstract]
Impairment	$ 0	$ 0
Software development	15 years	2 years 4 months 24 days
Software development cost	$ 1,000,000	$ 900,000
Capitalized software development discontinued operations	$ 600,000	$ 400,000